Investment in associate - Schedule of financial information about associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Total current assets	$ 78,050	$ 93,287
Total non-current assets	240,705	225,381
Total current liabilities	(153,933)	(114,259)
Total non-current liabilities	(28,286)	(33,181)
Revenue	109,887	124,920
Net loss	(68,738)	(50,565)
Storion Energy [Member]
Disclosure of associates [line items]
Total current assets	4,414	0
Total non-current assets	10,923	0
Total current liabilities	(2,929)	0
Total non-current liabilities	(3,125)	0
Total net assets	9,283	0
Revenue	6	0
Net loss	$ (12,807)	$ 0